Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated December 30, 2011) (the “Prospectus”)

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

1. All Funds – Renaming of the MTB Group of Funds and Website

The MTB Group of Funds has been renamed the Wilmington Funds and the Trust’s website address changed from www.mtbfunds.com to www.wilmingtonfunds.com. Accordingly, effective March 12, 2012, all references in the prospectus to the MTB Group of Funds are hereby deleted and replaced with references to the Wilmington Funds and all references to the Trust’s website address, www.mtbfunds.com, are hereby deleted and replaced with www.wilmingtonfunds.com.

2. Portfolio Turnover Changes

The following is added to the end of the “Portfolio Turnover” section on page 8 for the Wilmington Strategic Allocation Conservative Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 26% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 25 for the Wilmington Small-Cap Strategy Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 48% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 23 for the Wilmington Large-Cap Strategy Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 39% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 4 for the Wilmington Strategic Allocation Aggressive Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 34% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 1 for the Wilmington Municipal Bond Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 30% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following is added to the end of the “Portfolio Turnover” section on page 12 for the Wilmington Multi-Manager Real Asset Fund.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 199% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

3. Performance Changes

(a)	Wilmington Strategic Allocation Aggressive Fund

The following supplements and amends certain information on page 7 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Aggressive Fund.

The returns presented for the Fund reflect the performance of Wilmington Aggressive Asset Allocation Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market indices the Russell 3000 Index and the MSCI All Country World ex-US Investable Market Index, and the Fund’s secondary index, the Aggressive Blended Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Performance Over 7 Years

2004	2005	2006	2007	2008		2009	2010
14.78	8.58	15.83	8.46	-	38.59	26.96	13.01

Best Quarter 17.70% 6/30/2009 Worst Quarter (22.15)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (12.81)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/15/03)
Class I Shares
Return Before Taxes	13.01%	2.27%	6.26%
Return After Taxes on Distributions	12.44%	1.16%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	8.60%	1.44%	N/A
Class A Shares
Return Before Taxes	8.87%	1.30%	5.44%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	16.93%	4.61%	5.83%
MSCI All Country World ex-US Investable Market Index (reflects no deductions for fees, expenses or taxes)	12.73%	5.14%	11.73%
Aggressive Blended Index (reflects no deductions for fees, expenses or taxes)*	13.58%	3.66%	4.16%

*	The Aggressive Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 48% Russell 3000 Index; 32% MSCI All Country World ex-U.S. Investable Market Index; 7% HFRX Global Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(b)	Wilmington Strategic Allocation Conservative Fund

The following supplements and amends certain information on page 11 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Conservative Fund.

The returns presented for the Fund reflect the performance of Wilmington Conservative Asset Allocation Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, and the Fund’s secondary index, the Conservative Blended Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Performance Over 7 Years

2004	2005	2006	2007	2008		2009	2010
7.49	4.37	8.50	6.55	-	15.27	14.89	8.74

Best Quarter 8.07% 6/30/2009 Worst Quarter (7.31)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (3.74)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 9/1/03)
Class I Shares
Return Before Taxes	8.74%	4.18%	5.09%
Return After Taxes on Distributions	7.59%	3.03%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	5.71%	2.94%	N/A
Class A Shares
Return Before Taxes	4.64%	3.20%	4.27%
Barclays Capital US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.28%
Conservative Blended Index (reflects no deductions for fees, expenses or taxes)*	7.49%	4.76%	5.59%

*	The Conservative Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 53% Barclays Capital U.S. Aggregate Bond Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7.2% Russell 3000 Index; 7.0% Barclays Capital Global Aggregate ex-U.S. (unhedged) Index; 5.0% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 4.8% MSCI All Country World ex-U.S. Investable Market Index; 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(c)	Wilmington Municipal Bond Fund

The following supplements and amends certain information on page 2 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Municipal Bond Fund.

The returns presented for the Fund reflect the performance of Wilmington Municipal Bond Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s Intermediate Municipal Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Performance Over 10 Years

2001	2002	2003	2004	2005	2006	2007	2008		2009	2010
4.38	7.92	3.45	2.22	1.53	3.80	4.19	-	2.95	11.99	4.75

Best Quarter 5.48% 9/30/2009 Worst Quarter (2.95)% 9/30/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was 6.12%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class I Shares
Return Before Taxes	4.75%	4.25%	4.06%
Return After Taxes on Distributions	4.64%	4.21%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	4.53%	4.16%	3.98%
Class A Shares
Return Before Taxes*	2.36%	3.59%	N/A
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	3.61%	4.82%	5.10%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 3.63% for the Class A Shares. For the period December 31, 2005 through December 31, 2010, the average annual total return for the Standard & Poor’s Intermediate Municipal Index was 4.82%.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(d)	Wilmington Multi-Manager Real Asset Fund

All references in the prospectus to “RSMC” are hereby changed to “WFMC.”

All references in the prospectus to “EEI” are hereby changed to “EII.”

The following supplements and amends certain information on page 14 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Multi-Manager Real Asset Fund.

The returns presented for the Fund reflect the performance of Wilmington Multi-Manager Real Asset Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital Government Inflation-Linked Bond Index (USD Hedged), as well as returns for the Blended Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Performance Over 7 Years

2004	2005	2006	2007	2008		2009	2010
28.49	13.20	15.29	8.01	-	17.93	12.90	11.22

Best Quarter 14.70% 12/31/04 Worst Quarter (19.41)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (3.57)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	11.22%	5.11%	10.47%
Return After Taxes on Distributions	10.06%	3.69%	8.92%
Return After Taxes on Distributions and Sale of Fund Shares	7.29%	3.69%	8.46%
Class A Shares
Return Before Taxes*	7.09%	4.10%	N/A
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	16.93%	4.61%	5.83%
Barclays Capital Government Inflation-Linked Bond Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	5.43%	4.74%	5.17%
Blended Index (reflects no deductions for fees, expenses or taxes)**	14.04%	5.09%	8.09%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 4.20% for the Class A Shares. For the period December 31, 2005 through December 31, 2010, the average annual return was 4.74% for the Barclays Capital Government Inflation-Linked Bond Index (USD Hedged) and 5.09% for the Blended Index.
**

The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones-UBS Commodity Index Total Return for the period from inception until January 1, 2009 and 40% Barclays Capital Government

Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index for the period since January 1, 2009.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(e)	Wilmington Rock Maple Alternatives Fund

The following supplements and amends certain information on page 21 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Rock Maple Alternatives Fund.

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year. Updated performance information will be available at www.wilmingtonfunds.com.

(f)	Wilmington Large-Cap Strategy Fund

The following supplements and amends certain information on page 24 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Large-Cap Strategy Fund.

The returns presented for the Fund reflect the performance of Wilmington Large-Cap Strategy Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Index, as well as the S&P 500 Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Performance Over 7 Years

2004	2005	2006	2007	2008		2009	2010
10.18	5.48	13.08	6.35	-	38.35	24.40	13.25

Best Quarter 15.31% 6/30/2009 Worst Quarter (23.06)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (9.42)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	13.25%	0.88%	3.87%
Return After Taxes on Distributions	13.01%	0.59%	3.55%
Return After Taxes on Distributions and Sale of Fund Shares	8.86%	0.75%	3.32%
Class A Shares
Return Before Taxes*	8.34%	(0.14)%	N/A
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	16.10%	2.59%	6.07%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	5.56%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was (0.28%) for the Class A Shares, 2.43% for the Russell 1000 Index and 2.10% for the S&P 500 Index.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

(g)	Wilmington Small-Cap Strategy Fund

The following supplements and amends certain information on page 26 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Small-Cap Strategy Fund.

The returns presented for the Fund reflect the performance of Wilmington Small-Cap Strategy Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 2000 Index, as well as for the S&P Small Cap 600 Index. Updated performance information is available at www.wilmingtonfunds.com. The annual returns in the bar chart are for the Fund’s Class I Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Annual Total Returns – Class I Shares

Performance Over 7 Years

2004	2005	2006	2007		2008		2009	2010
18.22	5.42	12.05	-	1.65	-	36.00	24.91	26.94

Best Quarter 20.15% 6/30/2009 Worst Quarter (26.19)% 12/31/2008

The Fund’s Class I Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was (17.00)%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	26.94%	2.26%	7.07%
Return After Taxes on Distributions	26.56%	0.86%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	17.63%	1.65%	5.90%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	9.11%
S&P Small Cap 600 Index (reflects no deductions for fees, expenses or taxes)	26.31%	4.64%	9.95%

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.